Financial Instruments And Risk Management (Commodity Price Positions) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($) $ / Mcf $ / bbl MBbls MMcf	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Total Fair Value		$ 324	$ 745
Natural Gas [Member]
Derivative [Line Items]
Total Fair Value		$ 49	604
Natural Gas [Member] | NYMEX Fixed Price Year 1 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | MMcf		370,000,000
Term		Dec. 31, 2016
Average Price | $ / Mcf		2.82
Total Fair Value		$ 43
Natural Gas [Member] | NYMEX Three-Way Options [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | MMcf		25,000,000
Term		Dec. 31, 2016
Total Fair Value		$ 5
Natural Gas [Member] | NYMEX Three-Way Options [Member] | Call Option [Member] | Sold [Member]
Derivative [Line Items]
Average Price | $ / Mcf		3.43
Natural Gas [Member] | NYMEX Three-Way Options [Member] | Put Option [Member] | Sold [Member]
Derivative [Line Items]
Average Price | $ / Mcf		2.72
Natural Gas [Member] | NYMEX Three-Way Options [Member] | Put Option [Member] | Bought [Member]
Derivative [Line Items]
Average Price | $ / Mcf		3.21
Natural Gas [Member] | NYMEX Costless Collars [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | MMcf		335,000,000
Term		Dec. 31, 2016
Total Fair Value		$ (15)
Natural Gas [Member] | NYMEX Costless Collars [Member] | Call Option [Member] | Sold [Member]
Derivative [Line Items]
Average Price | $ / Mcf	[1]	2.46
Natural Gas [Member] | NYMEX Costless Collars [Member] | Put Option [Member] | Bought [Member]
Derivative [Line Items]
Average Price | $ / Mcf		2.22
Natural Gas [Member] | Natural Gas Contracts Basis Contracts [Member]
Derivative [Line Items]
Total Fair Value		$ 15
Natural Gas [Member] | Other Financial Positions [Member]
Derivative [Line Items]
Total Fair Value		1
Crude Oil [Member]
Derivative [Line Items]
Total Fair Value		$ 325	159
Crude Oil [Member] | WTI Fixed Price Year 1 [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | MBbls		49,000
Term		Dec. 31, 2016
Average Price | $ / bbl		58.51
Total Fair Value		$ 303
Crude Oil [Member] | WTI Three-Way Options [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | MBbls		18,300
Term		Dec. 31, 2016
Total Fair Value		$ 37
Crude Oil [Member] | WTI Three-Way Options [Member] | Call Option [Member] | Sold [Member]
Derivative [Line Items]
Average Price | $ / bbl		63.03
Crude Oil [Member] | WTI Three-Way Options [Member] | Put Option [Member] | Sold [Member]
Derivative [Line Items]
Average Price | $ / bbl		47.24
Crude Oil [Member] | WTI Three-Way Options [Member] | Put Option [Member] | Bought [Member]
Derivative [Line Items]
Average Price | $ / bbl		55.00
Crude Oil [Member] | Crude Oil Contracts Basis Contracts [Member]
Derivative [Line Items]
Total Fair Value	[1]	$ (15)
Power and Other [Member]
Derivative [Line Items]
Total Fair Value		$ (50)	$ (18)
Maximum [Member] | Natural Gas [Member] | Natural Gas Contracts Basis Contracts [Member]
Derivative [Line Items]
Term		Dec. 31, 2018
Maximum [Member] | Crude Oil [Member] | Crude Oil Contracts Basis Contracts [Member]
Derivative [Line Items]
Term		Dec. 31, 2017
Minimum [Member] | Natural Gas [Member] | Natural Gas Contracts Basis Contracts [Member]
Derivative [Line Items]
Term		Dec. 31, 2016
Minimum [Member] | Crude Oil [Member] | Crude Oil Contracts Basis Contracts [Member]
Derivative [Line Items]
Term		Dec. 31, 2016

[1]	(2) Encana has entered into swaps to protect against widening Midland differentials to WTI. These basis swaps are priced using fixed price differentials.